Consolidated Schedule of Investments
Principal Private Credit Fund
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.68% Shares Held Value (000's)
Money Market Funds - 2.68%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.56%
(a),(b),(c),(d)
3,474,663 $ 3,475
TOTAL INVESTMENT COMPANIES $ 3,475
COMMON STOCKS - 0.60% Shares Held Value (000's)
Commercial Services - 0.23%
APS Blackwater Holdings LLC
(c),(e),(f),(g)
194 $ 190
CPS Investors, LP
(e),(f),(g)
442 30
Mascarene VTC Investment
(e),(f),(g)
79,840 73
Warrior Ultimate Holdings LLC - Class A
(c),(e),(f),(g)
87 —
$ 293
Cosmetics & Personal Care - 0.00%
CVS Parent Holdings LLC
(c),(e),(f),(g)
3 5
Diversified Financial Services - 0.15%
CWC Fund I Co-Invest MFA LP
(c),(e),(f),(g)
183,735 193
Electrical Components & Equipment - 0.09%
SENS Intermediate Holdings LLC
(c),(e),(f),(g)
80 114
Electronics - 0.07%
Advantage Surveillance, LLC
(c),(e),(f),(g)
93 97
Engineering & Construction - 0.02%
AKS Engineering Holdings LLC
(c),(e),(f),(g)
20 21
Enterprise Software & Services - 0.01%
Douglas Top Parent LLC
(c),(e),(f),(g)
19,712 17
Software - 0.03%
CIT Intermediate Holdco, Inc.
(e),(f),(g)
5 38
TOTAL COMMON STOCKS $ 778
JOINT VENTURE - 1.70% Shares Held Value (000's)
Private Equity - 1.70%
Principal Private Credit Fund Joint Venture, LLC
(e),(g),(h)
N/A 2,211
TOTAL JOINT VENTURE $ 2,211
PREFERRED STOCKS - 0.03% Shares Held Value (000's)
Commercial Services - 0.03%
Warrior Ultimate Holdings LLC - Class A 0.00%
(c),(e),(f),(g)
394 $ 43
TOTAL PREFERRED STOCKS $ 43
BONDS - 5.03%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.11%
TransDigm Inc
6.38%, 03/01/2029
(i)
$ 135 $ 137
Airlines - 0.00%
OneSky Flight LLC
8.88%, 12/15/2029
(i)
5 5
Building Materials - 0.17%
Ameritex Holdco Intermediate LLC
7.63%, 08/15/2033
(i)
76 79
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(i)
140 140
$ 219
Diversified Financial Services - 0.58%
Credit Acceptance Corp
9.25%, 12/15/2028
(i)
335 349
OneMain Finance Corp
3.50%, 01/15/2027 135 134
Rocket Cos Inc
6.13%, 08/01/2030
(i)
275 280
$ 763
Electric - 0.54%
Clearway Energy Operating LLC
4.75%, 03/15/2028
(i)
325 322
VoltaGrid LLC
7.38%, 11/01/2030
(i)
359 373
$ 695
Engineering & Construction - 0.05%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(i)
70 70
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.29%
Caesars Entertainment Inc
4.63%, 10/15/2029
(i)
$ 380 $ 365
Food - 0.52%
B&G Foods Inc
8.00%, 09/15/2028
(i)
365 365
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(i)
320 330
$ 695
Forest Products & Paper - 0.01%
Mercer International Inc
12.88%, 10/01/2028
(i)
15 8
Healthcare - Services - 0.11%
Tenet Healthcare Corp
6.13%, 06/15/2030 140 141
Investment Companies - 0.11%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 160 137
Media - 0.54%
CCO Holdings LLC / CCO Holdings Capital Corp
5.38%, 06/01/2029
(i)
405 397
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(i)
22 22
9.25%, 06/01/2032
(i)
135 137
EchoStar Corp
10.75%, 11/30/2029 130 140
$ 696
Oil & Gas - 0.16%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(i)
70 73
Chord Energy Corp
6.00%, 10/01/2030
(i)
140 140
$ 213
Oil & Gas Services - 0.01%
Kodiak Gas Services LLC
5.88%, 04/01/2031
(i)
7 7
Packaging & Containers - 0.55%
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(i)
375 376
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2030
(i)
335 342
$ 718
Pharmaceuticals - 0.28%
Adapthealth LLC
6.13%, 08/01/2028
(i)
255 255
Endo Finance Holdings LP
8.50%, 04/15/2031
(i)
94 99
$ 354
Pipelines - 0.39%
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(i)
135 140
Venture Global LNG Inc
9.50%, 02/01/2029
(i)
340 366
$ 506
REITs - 0.59%
Arbor Realty SR Inc
7.88%, 07/15/2030
(i)
40 38
8.50%, 12/15/2028
(i)
245 241
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(i)
360 351

Consolidated Schedule of Investments
Principal Private Credit Fund
June 30, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(i)
$ 145 $ 142
$ 772
Retail - 0.02%
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(i)
25 26
TOTAL BONDS $ 6,527
SENIOR FLOATING RATE INTERESTS
- 104.77%
Principal
Amount (000's) Value (000's)
Advertising - 3.80%
Finn Partners Inc ; Term Loan
9.42%, 04/29/2031
(b),(f)
1,831 1,804
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Finn Partners Inc ; Revolver
9.42%, 04/29/2031
(f)
635 626
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
KL Charlie Acquisition Corp ; Term Loan
8.97%, 12/30/2029
(b),(f)
789 781
CME Term Secured Overnight Financing
Rate 1 Month + 5.35%
KL Charlie Acquisition Corp ; Delayed Draw Term
Loan
8.97%, 12/30/2029
(b),(f)
1,376 1,362
CME Term Secured Overnight Financing
Rate 1 Month + 5.35%
8.97%, 12/30/2029
(b),(f)
263 261
CME Term Secured Overnight Financing
Rate 1 Month + 5.35%
8.99%, 12/30/2029
(b),(f)
89 89
CME Term Secured Overnight Financing
Rate 1 Month + 5.35%
$ 4,923
Aerospace & Defense - 4.26%
TransDigm Inc ; Term Loan J
7.26%, 02/28/2031 575 575
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Trident Borrower, LLC ; Revolver
8.15%-8.23%, 03/05/2032
(f)
690 684
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Trident Borrower, LLC ; Term Loan
8.15%, 03/05/2032
(f)
4,310 4,274
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 5,533
Automobile Parts & Equipment - 0.50%
M&D Midco Inc ; Term Loan
9.84%, 08/31/2028
(b),(f)
661 661
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%
Beverages - 3.14%
Diaspora Tea & Herb Company, LLC ; Term Loan
8.19%, 02/18/2032
(b),(f)
3,393 3,373
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Diaspora Tea & Herb Company, LLC ; Revolver
8.15%, 02/18/2032
(f)
558 555
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Diaspora Tea & Herb Company, LLC ; Delayed
Draw Term Loan
8.19%, 02/18/2032
(f)
$ 152 $ 151
CME Term Secured Overnight Financing
Rate 6 Month + 4.50%
$ 4,079
Building Materials - 1.24%
Stonegrove Roofing, LLC ; Delayed Draw Term
Loan
8.90%-8.99%, 04/17/2030
(f)
1,258 1,239
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
8.99%, 04/17/2030
(f)
337 332
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Stonegrove Roofing, LLC ; Revolver
8.91%-8.92%, 04/17/2030
(f)
39 39
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
$ 1,610
Chemicals - 3.37%
B'laster Holdings LLC ; Term Loan
8.42%, 10/25/2029
(b),(f)
1,147 1,139
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
8.42%, 10/25/2029
(b),(f)
580 575
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Element Solutions Inc ; Term Loan B3
6.51%, 12/18/2030 301 301
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Kano Intermediate Inc. ; Term Loan
8.20%, 12/17/2030
(b),(f)
2,306 2,305
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Kano Intermediate Inc. ; Delayed Draw Term Loan
8.18%, 12/17/2030
(f)
52 52
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 4,372
Commercial Services - 25.70%
Atlantic Pipe Services, LLC ; Term Loan
8.20%, 12/01/2031
(b),(f)
2,221 2,203
CME Term Secured Overnight Financing
Rate 6 Month + 4.50%
Atlantic Pipe Services, LLC ; Delayed Draw Term
Loan
8.12%, 12/01/2031
(f)
48 47
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Atlantic Pipe Services, LLC ; Revolver
8.12%, 12/01/2031
(f)
156 154
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Barricade Holdings LLC ; Delayed Draw Term Loan
8.37%, 09/30/2030
(f)
276 272
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Barricade Holdings LLC ; Term Loan
8.37%, 09/30/2030
(f)
445 438
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
8.39%, 09/30/2030
(b),(f)
262 258
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%

Consolidated Schedule of Investments
Principal Private Credit Fund
June 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Barricade Holdings LLC; Term Loan (continued)
8.39%, 09/30/2030
(b),(f)
$ 3,002 $ 2,956
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Barricade Holdings LLC ; Revolver
8.40%, 09/30/2030
(f)
89 88
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
CPS Holdco, Inc ; Term Loan
8.47%, 03/28/2031
(b),(f)
1,483 1,480
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
CPS Holdco, Inc ; Delayed Draw Term Loan
8.43%, 03/28/2031
(f)
764 763
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
8.45%, 03/28/2031
(f)
103 103
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Cy's Holdings, LLC ; Term Loan
9.64%, 03/04/2031
(f)
2,171 2,133
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Fowler Route Co., Inc ; Delayed Draw Term Loan
9.15%, 02/28/2030
(f)
45 45
CME Term Secured Overnight Financing
Rate 6 Month + 5.50%
Fowler Route Co., Inc ; Term Loan
9.14%, 02/28/2030
(b),(f)
2,166 2,159
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Fowler Route Co., Inc ; Revolver
9.12%, 02/28/2030
(f)
224 224
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Garda World Security Corp ; Term Loan B
6.42%, 02/01/2029 664 662
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
HEF Safety Ultimate Holdings, LLC ; Term Loan
8.85%, 11/19/2029
(b),(f)
1,033 1,033
CME Term Secured Overnight Financing
Rate 6 Month + 5.25%
Mazcon, A Kurtz Bros. Company, LLC ; Term Loan
8.41%, 11/25/2030
(f)
2,103 2,086
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Prosource Holdings MP, LLC ; Term Loan
8.22%, 12/30/2030
(f)
1,553 1,553
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Prosource Holdings MP, LLC ; Delayed Draw Term
Loan
8.21%, 12/30/2030
(f)
636 636
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Riverview Landscape Holdings LLC ; Delayed Draw
Term Loan
10.23%, 01/29/2030
(f)
2,314 2,299
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Riverview Landscape Holdings LLC ; Term Loan
10.23%, 01/29/2030
(b),(f)
1,868 1,856
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Riverview Landscape Holdings LLC ; Revolver
10.18%, 01/29/2030
(f)
$ 228 $ 227
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Rotolo Consultants Inc. ; Term Loan
9.47%, 01/31/2031
(b),(f)
1,526 1,525
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
Ruppert Landscape, LLC ; Delayed Draw Term Loan
8.69%, 12/01/2028
(b),(f)
149 149
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Ruppert Landscape, LLC ; Term Loan
8.69%, 12/01/2028
(b),(f)
614 614
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Sales Performance International, LLC ; Term Loan
8.67%, 08/24/2028
(b),(f)
1,584 1,579
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
8.67%, 08/24/2028
(b),(f)
986 983
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Shift4 Payments LLC ; Term Loan B
2.60%, 06/30/2032 547 545
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
VTC Buyer Corp. ; Delayed Draw Term Loan
9.02%, 07/15/2031
(f)
369 371
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
8.90%-8.91%, 07/15/2031
(f)
98 99
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
VTC Buyer Corp. ; Revolver
8.90%-8.92%, 07/15/2031
(f)
78 78
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
VTC Buyer Corp. ; Term Loan
8.95%, 07/15/2031
(b),(f)
720 725
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Wolverine Seller Holdings, LLC ; Revolver
9.20%, 01/17/2030
(f)
28 28
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Wolverine Seller Holdings, LLC ; Delayed Draw
Term Loan
9.22%, 01/17/2030
(f)
361 355
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Wolverine Seller Holdings, LLC ; Term Loan
9.16%, 01/17/2030
(b),(f)
441 435
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
9.22%, 01/17/2030
(b),(f)
867 853
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
YAU Intermediate, LLC ; Term Loan
8.73%, 06/10/2032
(f)
1,363 1,349
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
$ 33,363

Consolidated Schedule of Investments
Principal Private Credit Fund
June 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0.32%
McAfee Corp ; Term Loan B1
6.64%, 03/01/2029 $ 475 $ 421
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Consumer Products - 0.26%
Kronos Acquisition Holdings Inc ; Term Loan B
7.73%, 07/08/2031 491 338
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Cosmetics & Personal Care - 7.92%
Accupac, LLC ; Term Loan
12.70%, 12/31/2029
(b),(f)
2,132 1,792
CME Term Secured Overnight Financing
Rate 3 Month + 9.00%
Accupac, LLC ; Revolver
10.65%-10.68%, 12/31/2029
(f)
206 173
CME Term Secured Overnight Financing
Rate 3 Month + 9.00%
CompletePet Florida, LLC ; Term Loan
8.22%, 02/05/2030
(b),(f)
4,146 4,145
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
8.22%, 02/06/2030
(b),(f)
594 594
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
G-2 Lather Acquisition Corp. ; Term Loan
8.64%, 01/31/2031
(b),(f)
1,203 1,200
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
WB Group Acquisition Company ; Term Loan
8.47%, 02/03/2032
(f)
2,400 2,383
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 10,287
Distribution & Wholesale - 0.36%
Veritiv Operating Co ; Term Loan B
7.73%, 11/30/2030 490 462
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 4.55%
Jane Street Group LLC ; Term Loan B
5.95%, 12/15/2031 538 533
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Jupiter Borrower Inc ; Term Loan B
0.00%, 03/25/2033
(j)
345 344
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Merit Financial Group, LLC ; Term Loan
8.47%, 08/27/2032
(b),(f)
2,036 2,024
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Merit Financial Group, LLC ; Delayed Draw Term
Loan
8.41%-8.43%, 08/27/2032
(f)
869 864
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Obra Capital, Inc ; Term Loan
11.21%, PIK 0.50%; 06/21/2029
(b),(f),(k)
2,159 2,139
CME Term Secured Overnight Financing
Rate 1 Month + 8.11%
$ 5,904
Electric - 1.08%
TPS Intermediate, LLC ; Term Loan
8.79%, 06/09/2029
(b),(f)
1,267 1,243
CME Term Secured Overnight Financing
Rate 3 Month + 5.10%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
TPS Intermediate, LLC ; Delayed Draw Term Loan
8.74%, 06/08/2029
(f)
$ 158 $ 155
CME Term Secured Overnight Financing
Rate 3 Month + 5.10%
$ 1,398
Electrical Components & Equipment - 3.00%
Energizer Holdings Inc ; Term Loan B
5.64%, 03/13/2032 403 401
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Engineered Products Co., LLC ; Term Loan
8.15%, 08/12/2031
(b),(f)
2,202 2,195
CME Term Secured Overnight Financing
Rate 6 Month + 4.50%
Engineered Products Co., LLC ; Revolver
8.16%-8.18%, 08/12/2031
(f)
121 121
CME Term Secured Overnight Financing
Rate 6 Month + 4.50%
SENS Intermediate Holdings LLC ; Term Loan
8.47%, 03/10/2031
(b),(f)
1,171 1,171
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 3,888
Electronics - 3.20%
Advantage Surveillance, LLC ; Term Loan
8.16%, 11/04/2030
(f)
935 918
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Advantage Surveillance, LLC ; Revolver
8.16%, 11/04/2030
(f)
23 22
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
AEP Passion Intermediate Holdings Inc ; Term Loan
5.57%, PIK 4.75%; 10/05/2027
(f),(k)
357 351
CME Term Secured Overnight Financing
Rate 3 Month + 6.65%
AIDC Intermediate Co 2, LLC ; Term Loan
8.89%, 07/22/2027
(b),(f)
1,525 1,525
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
DecisionPoint Technologies, Inc. ; Term Loan
9.43%, 09/03/2029
(b),(f)
1,365 1,343
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
$ 4,159
Engineering & Construction - 4.74%
AKS Engineering & Forestry, LLC ; Term Loan
8.37%, 01/07/2031
(b),(f)
414 410
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
8.39%, 01/02/2031
(b),(f)
1,393 1,380
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
AKS Engineering & Forestry, LLC ; Revolver
9.01%, 01/02/2031
(f)
55 54
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
AKS Engineering & Forestry, LLC ; Delayed Draw
Term Loan
8.37%, 01/07/2031
(f)
114 112
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Array Architects, LLC ; Term Loan
8.44%, 04/28/2032
(f)
1,533 1,514
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%

Consolidated Schedule of Investments
Principal Private Credit Fund
June 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Force Electrical Buyerco, LLC ; Term Loan
8.17%, 10/21/2032
(b),(f)
$ 460 $ 458
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Force Electrical Buyerco, LLC ; Delayed Draw Term
Loan
8.14%-8.24%, 10/21/2032
(f)
161 160
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Force Electrical Buyerco, LLC ; Revolver
8.24%-10.25%, 10/21/2032
(f)
71 70
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%, CME Term Secured
Overnight Financing Rate 3 Month + 4.50%
Seahawk Buyer, LLC ; Term Loan
8.87%, 05/01/2032
(f)
1,910 1,900
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Seahawk Buyer, LLC ; Revolver
8.87%-8.89%, 05/01/2032
(f)
92 92
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 6,150
Enterprise Software & Services - 4.08%
Douglas Holdings, Inc. ; Term Loan
0.00%, PIK 9.45%; 08/27/2030
(b),(f),(k)
1,182 1,176
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Douglas Holdings, Inc. ; Delayed Draw Term Loan
9.48%, 08/27/2030
(b),(f)
257 256
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Douglas Holdings, Inc. ; Synthetic PIK Delayed
Draw Term Loan
9.45%, PIK 0.00%; 08/27/2030
(f),(k)
190 191
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
ES Ventures, LLC ; Term Loan
8.41%, 12/13/2028
(b),(f)
1,019 1,004
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
8.41%, 12/13/2028
(b),(f)
683 674
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
UKi Buyer LLC ; Term Loan
8.45%, 01/13/2032
(f)
2,056 2,000
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 5,301
Environmental Control - 1.46%
Gold Medal Holdings Inc ; Term Loan
9.46%, 03/17/2027
(b),( f)
1,909 1,890
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%, CME Term Secured
Overnight Financing Rate 3 Month + 5.75%
$ 1,890
Food - 4.77%
Cornhusker Buyer, Inc. ; Term Loan
8.13%, PIK 2.00%; 10/31/2028
(f),(k)
784 769
CME Term Secured Overnight Financing
Rate 3 Month + 6.40%
10.08%, 10/31/2028
(f)
21 21
CME Term Secured Overnight Financing
Rate 3 Month + 6.40%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Costanzo's Bakery, LLC ; Term Loan
9.22%, 06/18/2027
(b),(f)
$ 771 $ 770
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Fiesta Purchaser Inc ; Term Loan B
6.91%, 02/12/2031 491 481
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Hill Country Dairies, Inc. ; Term Loan
8.42%, 08/01/2030
(b),(f)
1,529 1,535
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Hill Country Dairies, Inc. ; Delayed Draw Term
Loan
8.42%, 08/01/2030
(f)
71 72
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
KNPC Holdco, LLC ; Term Loan
9.29%, 10/22/2029
(b),(f)
1,257 1,257
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
10.54%, 10/22/2029
(b),(f)
204 204
CME Term Secured Overnight Financing
Rate 6 Month + 6.85%
Maldives Acquisition, LLC ; Term Loan
9.79%, 07/15/2028
(b),(f)
659 659
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%
Maldives Acquisition, LLC
0.00%, 07/15/2031
(e),(f)
4 4
9.23%, 07/15/2031
(f)
428 423
$ 6,195
Healthcare - Services - 11.48%
Ally Medical Holdings, L.L.C. ; Term Loan
10.70%, 01/15/2030
(b),(f)
1,290 1,274
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
IPC Pain Acquisition LLC ; Term Loan
9.12%, 05/19/2027
(b),(f)
195 195
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
9.12%, 05/19/2027
(b),(f)
407 406
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
LifePoint Health Inc ; Term Loan B
7.42%, 05/16/2031 244 240
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
North Haven USHC Acquisition, Inc. ; Term Loan
9.02%, PIK 0.00%; 10/29/2027
(b),(f),(k)
714 711
CME Term Secured Overnight Financing
Rate 3 Month + 5.35%
Orion Midco LLC ; Term Loan
8.91%, 05/21/2031
(b),(f)
2,066 2,081
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Pediatric Home Respiratory Services, LLC ; Term
Loan
9.31%, 12/23/2030
(b),(f)
2,813 2,812
CME Term Secured Overnight Financing
Rate 6 Month + 5.50%
9.31%, 12/23/2030
(b),(f)
1,770 1,770
CME Term Secured Overnight Financing
Rate 6 Month + 5.50%

Consolidated Schedule of Investments
Principal Private Credit Fund
June 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Pediatric Home Respiratory Services, LLC ;
Revolver
9.29%, 12/23/2030
(f)
$ 62 $ 62
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
SDG MGMT Company, LLC ; Term Loan
9.55%, 07/03/2028
(b),(f)
715 715
CME Term Secured Overnight Financing
Rate 3 Month + 5.85%
9.82%, 07/03/2028
(b),(f)
214 214
CME Term Secured Overnight Financing
Rate 3 Month + 6.10%
SSA Acquisition Holdco, LLC ; Term Loan
9.97%, 07/25/2029
(b),(f)
1,937 1,898
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
SSA Acquisition Holdco, LLC ; Revolver
9.99%, 07/25/2029
(f)
59 58
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
SSA Acquisition Holdco, LLC ; Delayed Draw Term
Loan
9.97%, 07/25/2029
(f)
1,171 1,148
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
9.89%-9.98%, 07/25/2029
(f)
1,331 1,305
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
$ 14,889
Insurance - 0.17%
Asurion LLC ; Term Loan B4
9.03%, 01/20/2029 228 225
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Lodging - 0.38%
Fertitta Entertainment LLC/NV ; Term Loan B
5.75%, 01/27/2029 490 489
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0.01%
TK Elevator US Newco Inc ; Term Loan B
6.89%, 04/30/2030 15 15
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0.65%
Directv Financing LLC ; Tern Loan Extended
9.17%, 08/02/2029 108 109
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC ; Term Loan B
9.16%, 02/15/2031 333 333
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
iHeartCommunications Inc ; Term Loan
10.65%, 05/01/2029 420 400
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 842
Mining - 0.22%
Arsenal AIC Parent LLC ; Term Loan B
7.51%, 08/18/2030 285 285
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0.59%
Flexpak Investment Corp ; Term Loan
8.51%, 07/30/2027
(f)
$ 277 $ 277
CME Term Secured Overnight Financing
Rate 1 Month + 4.85%
Mauser Packaging Solutions Holding Co ; Term
Loan B
7.12%, 04/15/2030 495 487
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 764
Pharmaceuticals - 2.79%
1261229 BC Ltd ; Term Loan B
9.89%, 10/08/2030 898 870
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings LP ; Term Loan B
8.51%, 04/23/2031 491 491
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
KL Moon Acquisition, LLC ; Term Loan
10.66%, PIK 0.00%; 02/01/2029
(f),(k)
632 629
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Vert Markets LLC ; Term Loan
8.89%, 12/18/2029
(b),(f)
1,476 1,469
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Vert Markets LLC ; Revolver
8.87%, 12/18/2029
(f)
158 157
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 3,616
Retail - 0.81%
KFC Holding Co ; Term Loan B
5.50%, 03/15/2028 491 492
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Michaels Cos Inc/The ; Term Loan B
5.60%, 02/18/2033 565 562
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 1,054
Software - 8.10%
CEV Multimedia, LLC ; Term Loan
9.97%, 12/27/2027
(b),(f)
240 240
CME Term Secured Overnight Financing
Rate 1 Month + 6.35%
Charles IT, LLC ; Term Loan
8.45%, 11/14/2030
(f)
1,492 1,461
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Charles IT, LLC ; Delayed Draw Term Loan
8.45%, 11/14/2030
(f)
794 778
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Cleartelligence, LLC ; Term Loan
9.62%, 07/10/2029
(f)
2,441 2,394
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Cleartelligence, LLC ; Revolver
9.64%, 07/10/2029
(f)
61 59
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Cloud Software Group Inc ; Term Loan B1
3.85%, 08/13/2032 497 429
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%

Consolidated Schedule of Investments
Principal Private Credit Fund
June 30, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Global Precision Research, LLC ; Term Loan
7.95%, 10/28/2031
(b),(f)
$ 1,538 $ 1,500
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Moonraker AcquisitionCo LLC ; Term Loan
9.42%, 08/04/2028
(b),(f)
798 798
CME Term Secured Overnight Financing
Rate 6 Month + 5.75%
PTS HoldCo, Inc. ; Term Loan
9.45%, 03/04/2031
(f)
2,880 2,831
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
$ 10,490
Telecommunications - 1.82%
OptConnect Management, LLC ; Revolver
8.37%, 11/22/2028
(f)
41 41
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
OptConnect Management, LLC ; Term Loan
8.37%, 11/22/2028
(f)
1,764 1,753
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Zayo Group Holdings Inc ; PIK Term Loan
6.73%, PIK 0.50%; 03/11/2030
(k)
576 576
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 2,370
TOTAL SENIOR FLOATING RATE INTERESTS $ 135,973
Total Investments $ 149,007
Other Assets and Liabilities -  (14.81)% (19,237)
TOTAL NET ASSETS - 100.00% $ 129,770
(a) 1-day yield shown is as of period end.
(b) All or a portion of this security is owned by the Principal Private Credit Fund
(SPV), LLC (the "SPV"), which is a wholly-owned subsidiary of the Fund.
(c) All or a portion of this security is owned by the Principal Private Credit Fund
(Corp Blocker), LLC (the "Domestic Subsidiary"), which is a wholly-owned subsidiary of the Fund.
(d) All or a portion of this security is owned by the Principal Private Credit
Fund Lending Vehicle, LLC (the "Lending Vehicle"), which is a wholly-owned subsidiary of the Fund.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,975 or 4.60% of net assets.
(j) This Senior Floating Rate Note will settle after June 30, 2026, at which time the interest rate will be determined.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 57.23%
Industrial 19.56%
Technology 12.54%
Financial 7.85%
Communications 6.81%
Basic Materials 3.60%
Money Market Funds 2.68%
Consumer, Cyclical 2.36%
Utilities 1.62%
Energy 0.56%
Other Assets and Liabilities
(14.81)%
TOTAL NET ASSETS
100.00%
Affiliated Securities March 31, 2026 Purchases Sales June 30, 2026
Value Cost Proceeds Value
Principal Private Credit Fund Joint Venture, LLC $ 1,246 $ 944 $ — $ 2,211
$ 1,246 $ 944 $ – $ 2,211
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Private Credit Fund Joint Venture, LLC $ 16 $ — $ — $ 21
$ 16 $ — $ — $ 21
Amounts in thousands.

Consolidated Schedule of Investments
Principal Private Credit Fund
June 30, 2026 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Advantage Surveillance, LLC 11/04/2025 $ 93 $ 97 0.07%
AKS Engineering Holdings LLC 01/07/2025 20 21 0.02%
APS Blackwater Holdings LLC 12/01/2025 194 190 0.15%
CIT Intermediate Holdco, Inc. 11/14/2025 46 38 0.03%
CPS Investors, LP 03/28/2025-05/30/2025 44 30 0.02%
CVS Parent Holdings LLC 02/06/2025 8 5 0.00%
CWC Fund I Co-Invest MFA LP 08/26/2025-03/12/2026 184 193 0.15%
Douglas Top Parent LLC 08/27/2024 20 17 0.01%
Mascarene VTC Investment 07/15/2025-11/25/2025 80 73 0.06%
Principal Private Credit Fund Joint Venture, LLC   02/17/2026-06/30/2026 2,183 2,211 1.70%
SENS Intermediate Holdings LLC 03/10/2025 80 114 0.09%
Warrior Ultimate Holdings LLC - Class A 12/30/2024 — — 0.00%
Warrior Ultimate Holdings LLC - Class A   0.00% 12/30/2024 39 43 0.03%
Total $ 3,032 2.33%
Amounts in thousands.

Glossary to the Schedule of Investments
June 30, 2026 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

June 30, 2026 (unaudited)

Security Valuation. Principal Private Credit Fund (known as the “Fund”) values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depositary Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, OTC derivatives, exchange cleared derivatives, repurchase agreements, and U.S. Government and Government
Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, privately-
held entities, or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in the Joint Venture at its respective net asset value each calendar month. The Joint Venture is valued at net asset value and is excluded from the fair value hierarchy.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair

June 30, 2026 (unaudited)

value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector and/or sub-industry classifications, please see the Schedule of Investments.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts
in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Private Credit Fund
Bonds* $ — $ 6,527 $ — $ 6,527
Common Stocks
Consumer, Non-cyclical — — 298 298
Financial — — 193 193
Industrial — — 232 232
Technology — — 55 55
Investment Companies* 3,475 — — 3,475
Preferred Stocks
Consumer, Non-cyclical — — 43 43
Senior Floating Rate Interests* — 11,066 124,907 135,973
Total $ 3,475 $ 17,593 $ 125,728 $ 146,796
Investments Using NAV as practical expedient
Joint Venture 2,211
Total investments in securities $ 149,007
Fund Asset Type
Fair Value as of
June 30, 2026 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to
valuation if input
had increased
Principal Private Credit Fund
Senior Floating Rate
Interests
$122,943 Discounted Cash Flow Discount Rate 4.0%-8.5% (5.5)%
Decrease
1,964 Market Comparables EV/LTM Revenue
(a)
.9x (9x) Increase
Common Stock 778 Market Comparables EV/LTM Revenue 8.0x-18.8x (14.5x) Increase
Movement of Median
Multiples
50%
Increase

June 30, 2026 (unaudited)

*Unobservable inputs were weighted by the relative fair value of the instruments
(a)
During the period, the valuation technique for Accupac, LLC changed from using the Discounted Cash Flow model to using the Revenue Multiple model.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
Fund Asset Type
Fair Value as of
June 30, 2026 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to
valuation if input
had increased
Preferred Stock 43 Market Comparables EV/LTM Revenue 13.5x Increase
Movement of Median
Multiples
50%
Increase
Total $ 125,728
Fund
Value as
of March
31, 2025
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and
Change in
Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
June 30,
2026
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
June 30,2026
Principal Private Credit Fund
Senior Floating Rate
Interests $ 118,319 $93 $(287) $12,824 $(6,042) $ — $ — $124,907 $(322)
Common Stock 748 — 30 — — — — 778 30
Preferred Stock 42 — 1 — — — — 43 1
Total
$ 119,109 $93 $(256) $12,824 $(6,042) $ — $ — $125,728 $(291)